Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

July 24, 2015

Citigroup Global Markets Realty Corp. Citigroup Commercial Mortgage Securities Inc. 390 Greenwich Street New York, New York 10013

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Citigroup Global Markets Realty Corp. and Citigroup Commercial Mortgage Securities Inc. (collectively, “Company”) and Citigroup Global Markets Inc.,Wells Fargo Securities, LLC, Wells Fargo Bank, National Association and Macquarie Investments US Inc. d/b/a Principal Commercial Capital (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of Citigroup Commercial Mortgage Trust 2015-P1, Commercial Mortgage Pass-Through Certificates, Series 2015-P1.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in the “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 24, 2015, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing (i) 12 mortgage loans contributed by Citigroup Global Markets Realty Corp. (“CGMRC”) that are secured by 111 mortgaged properties (the “CGMRC Loans”), (ii) 19 mortgage loans contributed by Principal Commercial Capital (“PCC”) that are secured by 21 mortgaged properties (the “PCC Loans”) and (iii) 14 mortgage loans contributed by Wells Fargo Bank, National Association (“WFB”) that are secured by 14 mortgaged properties (the “WFB Loans”). Together, CGMRC, PCC and WFB are collectively referred to herein as the

“Mortgage Loan Sellers” and the CGMRC Loans, PCC Loans and WFB Loans are collectively referred to herein as the “Mortgage Loans.”

From June 29, 2015 through July 24, 2015, representatives of each of the Mortgage Loan Sellers provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to their respective Mortgage Loans.

At your request, for each of the Mortgage Loans set forth in the Data File, we compared certain characteristics set forth in the Data File (the “Characteristics” as listed in Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans, (iii) existence or ownership of the Mortgage Loans or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Loans (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, promissory note splitters, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter, subordination and standstill agreement or intercreditor agreement (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);

Alderwood Mall electronic amortization schedule (the “Alderwood Mall Amortization Schedule”);

The guaranty agreements or environmental indemnity agreement (the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements, servicing system screen prints or electronic escrow analysis (collectively, the “Closing Statement”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports or appraisal updates (collectively, the “Appraisal”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic or PML reports (collectively, the “Seismic Report”);

The franchise agreement (the “Franchise Agreement”);

The property management agreement (the “Management Agreement”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Property Hazard and Liability Insurance Certificates and Insurance Review (the “Proof of Insurance”);

Letter of Credit (the “Letter of Credit”);

Tenants in Common Agreement (the “TIC Agreement”); and

Bloomberg TerminalTM (“Bloomberg”).

*****

Number	Characteristic on Data File	Source Document
1	Control Number	None - Mortgage Loan Seller Provided
2	Loan Number	None - Mortgage Loan Seller Provided
3	Loan / Property Flag	None - Mortgage Loan Seller Provided
4	Number of Properties	Appraisal
5	Originator	Loan Agreement
6	Originator Entity Type	Loan Agreement
7	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
8	Property Name	None - Mortgage Loan Seller Provided
9	Address	Appraisal/Engineering Report/Proof of Insurance
10	City	Appraisal/Engineering Report/Proof of Insurance
11	State	Appraisal/Engineering Report/Proof of Insurance
12	County	Appraisal/Engineering Report/Proof of Insurance
13	Zip Code	USPS
14	General Property Type	Appraisal
15	Detailed Property Type	Appraisal
16	Year Built	Appraisal/Engineering Report/Phase I Report
17	Year Renovated	Appraisal/Engineering Report/Phase I Report
18	Units, Pads, Rooms, Sq Ft	Rent Roll
19	Unit Description	Rent Roll
20	Loan Per Unit	Refer to calculation procedures
21	Original Balance	Loan Agreement
22	Cut-off Date Balance	Refer to calculation procedures
23	Allocated Cut-off Date Balance	Refer to calculation procedures
24	% of Initial Pool Balance	Refer to calculation procedures
25	Pari Passu Split (Y/N)	Loan Agreement
26	Mortgage Loan Rate	Loan Agreement
27	Administrative Fee Rate	None - Mortgage Loan Seller Provided
28	Monthly Payment	Loan Agreement[1]

1 With respect to the Mortgage Loan identified in the Data File as “Alderwood Mall,” we were instructed by representatives of the related Mortgage Loan Seller to recompute the Monthly Payment as the average of the scheduled monthly payments (as set forth on the Alderwood Mall Amortization Schedule) for the 12-month period from and including the Due Date following the Cut-off Date (as stipulated by representatives of the Company).

Number	Characteristic on Data File	Source Document
29	Annual Debt Service	Refer to calculation procedures
30	Interest Accrual Method	Loan Agreement
31	Origination Date	Loan Agreement
32	First Due Date	Loan Agreement
33	Last IO Due Date	Loan Agreement
34	First P&I Due Date	Loan Agreement
35	Due Date	Loan Agreement
36	Grace Period- Late Fee	Loan Agreement
37	Grace Period- Default	Loan Agreement
38	Amortization Type	Loan Agreement
39	Original Interest-Only Period	Refer to calculation procedures
40	Remaining Interest-Only Period	Refer to calculation procedures
41	Original Term To Maturity	Refer to calculation procedures
42	Remaining Term To Maturity	Refer to calculation procedures
43	Original Amortization Term	Refer to calculation procedures
44	Remaining Amortization Term	Refer to calculation procedures
45	Seasoning	Refer to calculation procedures
46	Maturity Date	Loan Agreement
47	Hyper Amortizing Loan	Loan Agreement
48	Hyper Am Loan Maturity Date	Loan Agreement
49	Balloon Balance	Refer to calculation procedures
50	Lockbox	Loan Agreement/Cash Management Agreement
51	Cash Management	Loan Agreement/Cash Management Agreement
52	Cash Management Triggers	Loan Agreement/Cash Management Agreement
53	DSCR at Trigger Level	Loan Agreement/Cash Management Agreement
54	Cross-Collateralized (Y/N)	Loan Agreement
55	Crossed Group	Loan Agreement
56	Lockout Period	Refer to calculation procedures
57	Lockout Expiration Date	Loan Agreement
58	Prepayment / Defeasance Begin Date	Loan Agreement
59	Prepayment / Defeasance End Date	Loan Agreement
60	Open Period Begin Date	Loan Agreement
61	Open Period (Payments)	Refer to calculation procedures
62	Prepayment Type	Loan Agreement
63	Prepayment Provision	Loan Agreement
64	Yield Maintenance Index	Loan Agreement
65	Yield Maintenance Discount	Loan Agreement
66	Yield Maintenance Margin	Loan Agreement
67	Yield Maintenance Calculation Method	Loan Agreement

Number	Characteristic on Data File	Source Document
68	Day of Month Prepayment Permitted	Loan Agreement
69	Due on Sale	Loan Agreement
70	Due on Encumbrance	Loan Agreement
71	B Note Original Amount	Loan Agreement/Subordinate Loan Document
72	B Note Cut-off Date Balance	Refer to calculation procedures
73	B Note Balloon Balance	Refer to calculation procedures
74	B Note Interest Rate	Loan Agreement/Subordinate Loan Document
75	B Note Annual Payment	Refer to calculation procedures
76	B Note Maturity Date	Loan Agreement/Subordinate Loan Document
77	Whole Loan Original Balance	Refer to calculation procedures
78	Whole Loan Cut-off Date Balance	Refer to calculation procedures
79	Whole Loan Balloon Balance	Refer to calculation procedures
80	Whole Loan Interest Rate	Loan Agreement/Subordinate Loan Document
81	Whole Loan Annual Payment	Refer to calculation procedures
82	Whole Loan LTV	Refer to calculation procedures
83	Whole Loan DSCR	Refer to calculation procedures
84	Name of Mezzanine Lender	Mezzanine Loan Document
85	Mezzanine Debt Original Amount	Mezzanine Loan Document
86	Mezzanine Debt Cut-off Date Balance	Refer to calculation procedures
87	Mezzanine Debt Interest Rate	Mezzanine Loan Document
88	Mezzanine Debt Annual Payment	Refer to calculation procedures
89	Mezzanine Debt Maturity Date	Mezzanine Loan Document
90	Total Loan Original Balance	Refer to calculation procedures
91	Total Loan Cut-off Date Balance	Refer to calculation procedures
92	Total Loan Interest Rate	Refer to calculation procedures
93	Total Loan Annual Payment	Refer to calculation procedures
94	Total Loan LTV	Refer to calculation procedures
95	Total Loan DSCR	Refer to calculation procedures
96	Other Subordinate Debt Balance	Subordinate Unsecured Loan Document[2]
97	Other Subordinate Debt Type	Subordinate Unsecured Loan Document
98	Future Debt Allowed?	Loan Agreement
99	Mortgage Assumable?	Loan Agreement
100	Assumption Fee	Loan Agreement
101	Appraiser Designation	Appraisal
102	Appraisal FIRREA (Y/N)	Appraisal
103	Appraisal Date	Appraisal

2 With respect to the Mortgage Loan identified in the Data File as “240 N Ashland”, we were instructed to compare the Other Subordinate Debt Balance to the related subordination and intercreditor agreement dated June 3, 2015.

Number	Characteristic on Data File	Source Document
104	Appraised Value	Appraisal
105	As Stabilized Appraisal Date	Appraisal
106	As Stabilized Appraised Value	Appraisal
107	Cut-off Date LTV Ratio	Refer to calculation procedures
108	LTV Ratio at Maturity	Refer to calculation procedures
109	Occupancy	Rent Roll
110	Occupancy Date	Rent Roll
111	Rent Steps Date	Rent Roll
112	Largest Tenant	Rent Roll
113	Largest Tenant Sq Ft	Rent Roll
114	Largest Tenant Lease Expiration	Rent Roll
115	Second Largest Tenant	Rent Roll
116	Second Largest Tenant Sq Ft	Rent Roll
117	Second Largest Tenant Lease Expiration	Rent Roll
118	Third Largest Tenant	Rent Roll
119	Third Largest Tenant Sq Ft	Rent Roll
120	Third Largest Tenant Lease Expiration	Rent Roll
121	Fourth Largest Tenant	Rent Roll
122	Fourth Largest Tenant Sq Ft	Rent Roll
123	Fourth Largest Tenant Lease Expiration	Rent Roll
124	Fifth Largest Tenant	Rent Roll
125	Fifth Largest Tenant Sq Ft	Rent Roll
126	Fifth Largest Tenant Lease Expiration	Rent Roll
127	Single Tenant (Y/N)	Rent Roll
128	Engineering Report Date	Engineering Report
129	Environmental Phase I Report Date	Phase I Report
130	Environmental Phase II	Phase II Report
131	Environmental Phase II Report Date	Phase II Report
132	PML or SEL	Seismic Report
133	Seismic Report Date	Seismic Report
134	Earthquake Insurance Required	Loan Agreement/Seismic Report
135	Terrorism Insurance Required	Loan Agreement
136	Environmental Insurance Required (Y/N)	Proof of Insurance
137	Blanket Insurance Policy (Yes/No)	Proof of Insurance
138	Lien Position	Title Policy
139	Ownership Interest	Title Policy
140	Overlapping Fee Interest?	Title Policy
141	Condominium Present?	Loan Agreement
142	Ground Lease Y/N	Title Policy/Ground Lease

Number	Characteristic on Data File	Source Document
143	Annual Ground Lease Payment	Ground Lease
144	Ground Lease Expiration Date	Ground Lease
145	Ground Lease Extension (Y/N)	Ground Lease
146	# of Ground Lease Extension Options	Ground Lease
147	Ground Lease Expiration Date after all Extensions	Ground Lease
148	2012 NOI Date	Underwritten Financial Summary Report
149	2012 EGI	Underwritten Financial Summary Report
150	2012 Expenses	Underwritten Financial Summary Report
151	2012 NOI	Underwritten Financial Summary Report
152	2012 NCF	Underwritten Financial Summary Report
153	2012 NCF DSCR	Refer to calculation procedures
154	2013 EGI Date	Underwritten Financial Summary Report
155	2013 EGI	Underwritten Financial Summary Report
156	2013 Expenses	Underwritten Financial Summary Report
157	2013 NOI	Underwritten Financial Summary Report
158	2013 NCF	Underwritten Financial Summary Report
159	2013 NCF DSCR	Refer to calculation procedures
160	2014 EGI Date	Underwritten Financial Summary Report
161	2014 EGI	Underwritten Financial Summary Report
162	2014 Expenses	Underwritten Financial Summary Report
163	2014 NOI	Underwritten Financial Summary Report
164	2014 NCF	Underwritten Financial Summary Report
165	2014 NCF DSCR	Refer to calculation procedures
166	Most Recent Date	Underwritten Financial Summary Report
167	Most Recent # of months	Underwritten Financial Summary Report
168	Most Recent Description (if past 2014)	Underwritten Financial Summary Report
169	Most Recent EGI (if past 2014)	Underwritten Financial Summary Report
170	Most Recent Expenses (if past 2014)	Underwritten Financial Summary Report
171	Most Recent NOI (if past 2014)	Underwritten Financial Summary Report
172	Most Recent NCF (if past 2014)	Underwritten Financial Summary Report
173	Most Recent NCF DSCR	Refer to calculation procedures
174	Underwritten EGI	Underwritten Financial Summary Report
175	Underwritten Expenses	Underwritten Financial Summary Report
176	Underwritten Net Operating Income	Underwritten Financial Summary Report
177	Underwritten NOI DSCR	Refer to calculation procedures
178	Debt Yield on Underwritten Net Operating Income	Refer to calculation procedures
179	Underwritten Replacement / FF&E Reserve	Underwritten Financial Summary Report
180	Underwritten TI / LC	Underwritten Financial Summary Report

Number	Characteristic on Data File	Source Document
181	Underwritten Other Reserve	Underwritten Financial Summary Report
182	Underwritten Net Cash Flow	Underwritten Financial Summary Report
183	Underwritten NCF DSCR	Refer to calculation procedures
184	Debt Yield on Underwritten Net Cash Flow	Refer to calculation procedures
185	Upfront RE Tax Reserve	Closing Statement/Loan Agreement
186	Ongoing RE Tax Reserve	Closing Statement/Loan Agreement
187	Upfront Insurance Reserve	Closing Statement/Loan Agreement
188	Ongoing Insurance Reserve	Closing Statement/Loan Agreement
189	Upfront Replacement Reserve	Closing Statement/Loan Agreement
190	Ongoing Replacement Reserve	Closing Statement/Loan Agreement
191	Replacement Reserve Caps	Loan Agreement
192	Upfront TI/LC Reserve	Closing Statement/Loan Agreement
193	Ongoing TI/LC Reserve	Closing Statement/Loan Agreement
194	TI/LC Caps	Loan Agreement
195	Upfront Debt Service Reserve	Closing Statement/Loan Agreement
196	Ongoing Debt Service Reserve	Closing Statement/Loan Agreement
197	Upfront Deferred Maintenance Reserve	Closing Statement/Loan Agreement
198	Ongoing Deferred Maintenance Reserve	Closing Statement/Loan Agreement
199	Upfront Environmental Reserve	Closing Statement/Loan Agreement
200	Ongoing Environmental Reserve	Closing Statement/Loan Agreement
201	Upfront Other Reserve	Closing Statement/Loan Agreement
202	Ongoing Other Reserve	Closing Statement/Loan Agreement
203	Other Reserve Description	Closing Statement/Loan Agreement
204	Letter of Credit?	Letter of Credit/Closing Statement
205	Letter of Credit Balance	Letter of Credit/Closing Statement
206	Letter of Credit Description	Letter of Credit/Closing Statement
207	Release Provisions (Y/N)	Loan Agreement
208	Loan Purpose	Closing Statement
209	Borrower Name	Loan Agreement
210	Tenant In Common (Yes/No)?	Loan Agreement/TIC Agreement
211	Delaware Statutory Trust (Yes/No)?	Loan Agreement
212	Loan Amount (sources)	Closing Statement
213	Principal's New Cash Contribution	Closing Statement
214	Subordinate Debt	Closing Statement
215	Other Sources	Closing Statement
216	Total Sources	Closing Statement
217	Loan Payoff	Closing Statement
218	Purchase Price	Closing Statement
219	Closing Costs	Closing Statement

Number	Characteristic on Data File	Source Document
220	Reserves	Closing Statement
221	Principal Equity Distribution	Closing Statement
222	Other Uses	Closing Statement
223	Total Uses	Closing Statement
224	Sources and Uses Comments	Closing Statement
225	Sponsor	Loan Agreement/Guaranty
226	Carve-out Guarantor	Guaranty
227	Recourse	Guaranty/Loan Agreement
228	Related Group	Loan Agreement/Guaranty
229	Single Purpose Borrower (Y/N)	Loan Agreement
230	Property Manager	Management Agreement/Loan Agreement
231	Hotel Franchise Flag	Franchise Agreement
232	Franchise Agreement Expiration	Franchise Agreement
233	Subsidized Housing Programs	Appraisal/Rent Roll
234	Student / Military / Other Concentration?	Appraisal/Rent Roll
235	ADR	Underwritten Financial Summary Report
236	RevPAR	Underwritten Financial Summary Report
237	Transaction(s) if Previously Securitized	Bloomberg

Calculation Procedures

With respect to Characteristic 20, we recomputed the Loan Per Unit by dividing the (i) Cut-off Date Balance by (ii) Units, Pads, Rooms, Sq Ft. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (i) with an amount equal to the Whole Loan Cut-off Date Balance minus the B Note Cut-off Date Balance, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance and aggregate Units, Pads, Rooms, Sq Ft of the related cross collateralized loans.

With respect to Characteristic 22, we recomputed the Cut-off Date Balance, assuming, at your request, no prepayments of principal, using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate, Monthly Payment and Original Balance and the Cut-off Date (as stipulated by representatives of the Company). With respect to the Mortgage Loan identified in the Data File as “Alderwood Mall,” we were instructed by representatives of the related Mortgage Loan Seller to compare the Cut-off Date Balance to the Alderwood Mall Amortization Schedule. At the request of representatives of the respective Mortgage Loan Sellers, Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 23, we recomputed the Allocated Cut-off Date Balance, assuming, at your request, no prepayments of principal, using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate, Property Level Monthly Payment (as defined below), Property Level Original Balance (as defined below) and the Cut-off Date (as stipulated by representatives of the Company). With respect to the Mortgage Loan identified in the Data File as “Alderwood Mall,” we were instructed by representatives of the related Mortgage Loan Seller to compare the Allocated Cut-off Date Balance to the Alderwood Mall Amortization Schedule. At the request of representatives of the respective

Mortgage Loan Sellers, Allocated Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

For purposes of Characteristic 23:

•	Property Level Monthly Payment shall mean the product of (a) the Monthly Payment of the related Mortgage Loan and (b) the quotient of (i) the Property Level Original Balance (as defined below) over (ii) the Original Balance of the related Mortgage Loan.
•	Property Level Original Balance shall mean either (a) the original balance of the respective mortgaged property as set forth on the Loan Agreement or (b) to the extent the original balance of the respective mortgaged property is not stated on the related Loan Agreement, the product of (i) the Original Balance of the related Mortgage Loan and (ii) the Property Level Share (as defined below).
•	Property Level Share shall mean the quotient of (a) the Appraised Value of the respective mortgaged property over (b) the aggregate Appraised Value of all mortgaged properties for the respective Mortgage Loan.

With respect to Characteristic 24, we recomputed the % of Initial Pool Balance by dividing the (i) Cut-off Date Balance by (ii) sum of the Cut-off Date Balances of each of the Mortgage Loans in the pool.

With respect to Characteristic 29, we recomputed the Annual Debt Service by multiplying the Monthly Payment by twelve.

With respect to Characteristic 39, we recomputed the Original Interest-Only Period by determining the number of payment dates from and inclusive of the First Due Date to and inclusive of the Last IO Due Date. This procedure was only performed for those Mortgage Loans with an Amortization Type of “Interest Only” or “Interest Only, Then Amortizing”.

With respect to Characteristic 40, we recomputed the Remaining Interest-Only Period by subtracting the Seasoning from the Original Interest-Only Period. This procedure was only performed for those Mortgage Loans with an Amortization Type of “Interest Only” or “Interest Only, Then Amortizing”.

With respect to Characteristic 41, we recomputed the Original Term to Maturity by determining the number of payment dates from and inclusive of the First Due Date to and inclusive of the Maturity Date.

With respect to Characteristic 42, we recomputed the Remaining Term to Maturity by subtracting the Seasoning from the Original Term to Maturity.

With respect to Characteristic 43, we recomputed the Original Amortization Term using the Mortgage Loan Rate, Original Balance, Monthly Payment and a 30/360 Interest Accrual Method. With respect to the Mortgage Loan identified in the Data File as “Alderwood Mall,” we were instructed by representatives of the related Mortgage Loan Seller to compare the Original Amortization Term to the Alderwood Mall Amortization Schedule. This procedure was only performed for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing.”

With respect to Characteristic 44, we recomputed the Remaining Amortization Term by subtracting the Seasoning from the Original Amortization Term. With respect to those Mortgage Loans with an Amortization Type of “Interest-only, Then Amortizing,” for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the Original Interest-Only Period. This procedure was only performed for those Mortgage Loans with a Loan Amortization Type of “Interest Only” or “Interest Only, Then Amortizing.”

With respect to Characteristic 45, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Due Date to and inclusive of the Cut-off Date.

With respect to Characteristic 49, we recomputed the Balloon Balance, assuming, at your request, no prepayments of principal, using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate, Monthly Payment, Original Balance and Maturity Date. With respect to the Mortgage Loan identified in the Data File as “Alderwood Mall,” we were instructed by representatives of the related Mortgage Loan Seller to compare the Balloon Balance to the Alderwood Mall Amortization Schedule. At the request of representatives of the respective Mortgage Loan Sellers, Balloon Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 56, we recomputed the Lockout Period by determining the number of payment dates from and inclusive of the First Due Date to and exclusive of the Prepayment / Defeasance Begin Date.

With respect to Characteristic 61, we recomputed the Open Period (Payments) by determining the number of payment dates from and inclusive of the Open Period Begin Date to and inclusive of the Maturity Date.

With respect to Characteristic 72, we compared the B Note Cut-off Date Balance to the B Note Original Amount. This procedure was only performed for those Mortgage Loans with a B Note Original Amount greater than zero. At the request of representatives of the respective Mortgage Loan Sellers, B Note Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 73, we compared the B Note Balloon Balance to the B Note Original Amount. This procedure was only performed for those Mortgage Loans with a B Note Original Amount greater than zero. At the request of representatives of the respective Mortgage Loan Sellers, B Note Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 75, we recomputed the B Note Annual Payment by multiplying (i) the B Note Original Amount, (ii) the B Note Rate and (iii) a fraction equal to 365/360. This procedure was only performed for those Mortgage Loans with a B Note Original Amount greater than zero.

With respect to Characteristic 77, we recomputed the Whole Loan Original Balance by taking the sum of the (i) Original Balance and (ii) B Note Original Amount, if any. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (i) with the pari passu loan combination original balance (as set forth on the Loan Agreement). This procedure was only performed for those Mortgage Loans which are part of a pari passu loan combination or with a B Note Original Amount greater than zero.

With respect to Characteristic 78, we recomputed the Whole Loan Cut-off Date Balance, assuming, at your request, no prepayments of principal, using the First P&I Due Date, Interest Accrual Method, Whole Loan Interest Rate, Whole Loan Annual Payment and Whole Loan Original Balance and the Cut-off Date (as stipulated by representatives of the Company). With respect to the Mortgage Loan identified in the Data File as “Alderwood Mall,” we were instructed by representatives of the related Mortgage Loan Seller to compare the Whole Loan Cut-off Date Balance to the Alderwood Mall Amortization Schedule. At the request of representatives of the respective Mortgage Loan Sellers, Whole Loan Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report. This procedure was only performed for those Mortgage Loans which are part of a pari passu loan combination or with a B Note Original Amount greater than zero.

With respect to Characteristic 79, we recomputed the Whole Loan Balloon Balance, assuming, at your request, no prepayments of principal, using the First P&I Due Date, Interest Accrual Method, Whole Loan Interest Rate, Whole Loan Annual Payment, Whole Loan Original Balance and the Maturity Date. With respect to the Mortgage Loan identified in the Data File as “Alderwood Mall,” we were instructed by representatives of the related Mortgage Loan Seller to compare the Whole Loan Balloon Balance to the Alderwood Mall Amortization Schedule. At the request of representatives of the respective Mortgage Loan Sellers, Whole Loan Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report. This procedure was only performed for those Mortgage Loans which are part of a pari passu loan combination or with a B Note Original Amount greater than zero.

With respect to Characteristic 81, we recomputed the Whole Loan Annual Payment by taking the sum of the (i) Annual Debt Service and (ii) B Note Annual Payment, if any. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (i) with an amount equal to the product of the pari passu loan combination monthly payment (as set forth on the Loan Agreement) and twelve. With respect to the Mortgage Loan identified in the Data File as “Alderwood Mall,” we were instructed by representatives of the related Mortgage Loan Seller to recompute the Whole Loan Annual Payment as the average of the scheduled monthly payments (as set forth on the Alderwood Mall Amortization Schedule) for the 12-month period from and including the Due Date following the Cut-off Date (as stipulated by representatives of the Company). This procedure was only performed for those Mortgage Loans (i) which is part of a pari passu loan combination (as set forth on the Loan Agreement) or (ii) with a B Note Original Balance greater than zero.

With respect to Characteristic 82, we recomputed the Whole Loan LTV by dividing the Whole Loan Cut-off Date Balance by Appraised Value. This procedure was only performed for those Mortgage Loans (i) which is part of a pari passu loan combination (as set forth on the Loan Agreement) or (ii) with a B Note Original Balance greater than zero.

With respect to Characteristic 83, we recomputed the Whole Loan DSCR by dividing the Underwritten Net Cash Flow by the Whole Loan Annual Payment. This procedure was only performed for those Mortgage Loans (i) which is part of a pari passu loan combination (as set forth on the Loan Agreement) or (ii) with a B Note Original Balance greater than zero.

With respect to Characteristic 86, we compared the Mezzanine Debt Cut-off Date Balance to the Mezzanine Debt Original Amount. This procedure was only performed for the Mortgage Loan with a Mezzanine Debt Original Amount greater than zero. At the request of representatives of the respective Mortgage Loan Sellers, Mezzanine Debt Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 88, we recomputed the Mezzanine Debt Annual Payment by multiplying (i) the Mezzanine Debt Original Balance, (ii) the Mezzanine Debt Interest Rate and (iii) a fraction equal to 365/360. This procedure was only performed for those Mortgage Loans with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 90, we recomputed the Total Loan Original Balance by taking the sum of the (i) Original Balance, (ii) B Note Original Amount, if any, and (iii) Mezzanine Debt Original Amount. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clauses (i) and (ii) with the Whole Loan Original Balance. This procedure was only performed for those Mortgage Loans with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 91, we recomputed the Total Loan Cut-off Date Balance by taking the sum of the (i) Cut-off Date Balance, (ii) B Note Cut-off Date Balance, if any, and (iii) Mezzanine Debt Cut-off Date Balance. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clauses (i) and (ii) with the Whole Loan Cut-off Date Balance. This procedure was only performed for those Mortgage Loans with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 92, we recomputed the Total Loan Interest Rate by dividing (i) the sum of (a) the product of Cut-off Date Balance and Mortgage Loan Rate, (b) B Note Cut-off Date Balance and B Note Interest Rate, if any, and (c) Mezzanine Debt Cut-off Date Balance and Mezzanine Debt Interest Rate by (ii) Total Loan Cut-off Date Balance. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clauses (i)(a) and (i)(b) with the product of the Whole Loan Cut-off Date Balance and Whole Loan Interest Rate. This procedure was only performed for those Mortgage Loans with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 93, we recomputed the Total Loan Annual Payment by taking the sum of the (i) Annual Debt Service, (ii) B Note Annual Payment, if any, and (iii) Mezzanine Debt Annual Payment. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clauses (i) and (ii) with the Whole Loan Annual Payment. This procedure was only performed for those Mortgage Loans with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 94, we recomputed the Total Loan LTV by dividing the Total Loan Cut-off Date Balance by Appraised Value. This procedure was only performed for those Mortgage Loans with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 95, we recomputed the Total Loan DSCR by dividing the Underwritten Net Cash Flow by the Total Loan Annual Payment. This procedure was only performed for those Mortgage Loans with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 107, we recomputed the Cut-off Date LTV Ratio by dividing the (i) Cut-off Date Balance by (ii) Appraised Value. With respect to the Mortgage Loan identified in the Data File as “LockTite Deer Park and Pasadena Self Storage,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with an amount equal to the Cut-off Date Balance minus the Upfront Other Reserve. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (i) with an amount equal to the Whole Loan Cut-off Date Balance minus the B Note Cut-off Date Balance, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance and aggregate Appraised Value of the related cross collateralized loans.

With respect to Characteristic 108, we recomputed the LTV Ratio at Maturity by dividing the (i) Balloon Balance by (ii) Appraised Value. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (i) with an amount equal to the Whole Loan Balloon Balance minus the B Note Balloon Balance, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance and aggregate Appraised Value of the related cross collateralized loans, as applicable.

With respect to Characteristic 153, we recomputed the 2012 NCF DSCR by dividing the (i) 2012 NCF by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate 2012 NCF and aggregate Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 159, we recomputed the 2013 NCF DSCR by dividing the (i) 2013 NCF by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate 2013 NCF and aggregate Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 165, we recomputed the 2014 NCF DSCR by dividing the (i) 2014 NCF by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate 2014 NCF and aggregate Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 173, we recomputed the Most Recent NCF DSCR by dividing the (i) Most Recent NCF (if past 2014) by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Most Recent NCF (if past 2014) and aggregate Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 177, we recomputed the Underwritten NOI DSCR by dividing the (i) Underwritten Net Operating Income by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Underwritten Net Operating Income and aggregate Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 178, we recomputed the Debt Yield on Underwritten Net Operating Income by dividing the (i) Underwritten Net Operating Income by (ii) Cut-off Date Balance. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Cut-off Date Balance minus the B Note Cut-off Date Balance. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Underwritten Net Operating Income and aggregate Cut-off Date Balance of the related cross collateralized loans.

With respect to Characteristic 183, we recomputed the Underwritten NCF DSCR by dividing the (i) Underwritten Net Cash Flow by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Underwritten Net Cash Flow and aggregate Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 184, we recomputed the Debt Yield on Underwritten Net Cash Flow by dividing the (i) Underwritten Net Cash Flow by (ii) Cut-off Date Balance. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Cut-off Date Balance minus the B Note Cut-off Date Balance, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Underwritten Net Cash Flow and aggregate Cut-off Date Balance of the related cross collateralized loans.